Restatement of Previously Issued Financial Statements - Statements of Operations (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Loss from operations	$ (954,842)	$ (968,952)	$ (731,908)	$ (1,700,860)	$ (2,104,916)	$ (2,508,207)	$ (2,740,030)
Other income (expenses)
Change in fair value of derivative warrant liability	(236,070)	1,605,330	2,691,270	4,296,600	4,863,180	5,665,840	5,146,470
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		179,595		179,595	179,595		179,595
Income from investments held in Trust Account	1,973,783	124,764	44,028	168,792	1,073,311	41,153	2,400,690
Net income before income tax expenses	782,871	940,737	2,003,390	2,944,127	4,011,170	(990,638)	4,986,725
Income tax expense	403,994	15,402		15,402	(164,076)	0	438,374
Net income	$ 378,877	$ 956,139	$ 2,003,390	$ 2,959,529	$ 3,847,094	$ (990,638)	$ 4,548,351
Weighted average shares outstanding of common stock, basic	21,451,875	21,451,875	21,451,875	21,451,875	21,451,875	15,083,469	21,451,875
Basic net income per share, common stock	$ 0.02	$ 0.04	$ 0.09	$ 0.14	$ 0.18	$ (0.07)	$ 0.21
Weighted average shares outstanding of common stock, diluted	21,451,875	21,451,875	21,451,875	21,451,875	21,451,875	15,083,469	21,451,875
Diluted net income per share, common stock	$ 0.02	$ 0.04	$ 0.09	$ 0.14	$ 0.18	$ (0.07)	$ 0.39
As Previously Reported
Restatement of Previously Issued Financial Statements
Loss from operations		$ (968,952)		$ (1,700,860)	$ (2,104,916)
Other income (expenses)
Change in fair value of derivative warrant liability		1,605,330		4,296,600	4,863,180
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		3,904,241		3,904,241	3,904,241
Income from investments held in Trust Account		124,764		168,792	1,073,311
Net income before income tax expenses		4,665,383		6,668,773	7,735,816
Income tax expense		15,402		15,402	(164,076)
Net income		$ 4,680,785		$ 6,684,175	$ 7,571,740
Weighted average shares outstanding of common stock, basic		21,451,875		21,451,875	21,451,875
Basic net income per share, common stock		$ 0.22		$ 0.31	$ 0.35
Weighted average shares outstanding of common stock, diluted		21,451,875		21,451,875	21,451,875
Diluted net income per share, common stock		$ 0.22		$ 0.31	$ 0.35
Restatement Adjustment
Other income (expenses)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability		$ (3,724,646)		$ (3,724,646)	$ (3,724,646)
Net income before income tax expenses		(3,724,646)		(3,724,646)	(3,724,646)
Net income		$ (3,724,646)		$ (3,724,646)	$ (3,724,646)
Basic net income per share, common stock		$ (0.17)		$ (0.17)	$ (0.17)
Diluted net income per share, common stock		$ (0.17)		$ (0.17)	$ (0.17)